Exploration and Evaluation Expenses and Cost Recoveries (Details Narrative) - CAD ($)	1 Months Ended				12 Months Ended
	Jan. 31, 2019	Aug. 31, 2017	Jul. 31, 2017	Nov. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Gross amount of cost of recovery offsetting the expenditures incurred					$ (1,645,196)	$ (3,244,596)	$ (2,932,597)
Advanced contributions received					189,021	1,102,714
Gross amount of cost of recovery offsetting the expenditures incurred					$ (2,893,408)	(2,952,141)
Mineral Property Farm-In Agreement [Member]
Statement Line Items [Line Items]
Ownership interest percentage		60.00%
Pine Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage	100.00%
Pine Property [Member] | Former Owner [Member]
Statement Line Items [Line Items]
Royalty obligation percentage					3.00%
Royalty payments					$ 50,000	$ 50,000
Common shares issued					50,000	50,000
Royalty payable					$ 5,000,000
Consideration amount payable for royalty					100,000
Common shares payable					$ 300,000
Cascadero Copper Corporation [Member] | Pine Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage					49.00%
Common shares issued					300,000	650,000
Payments to acquire ownership interest					$ 300,000	$ 700,000
Gold Fields Toodoggone Exploration Corporation [Member]
Statement Line Items [Line Items]
Ownership interest percentage					51.00%
Royalty, description					GFTEC will retain a 2.5% net profits interest royalty ("NPI") on mineral claims comprising approximately 96% of the property which are subject to a net smelter return royalty payable to a former owner ("Underlying NSR"), and a 1% net smelter returns royalty ("NSR") on the balance of the claims that are not subject to the Underlying NSR. The NPI can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR can be reduced to 0.50% through the payment to GFTEC of an additional $2.5 million in cash or shares.
Exploration expenditures					$ 2,750,000
Percentage of net profits interest royalty retained on mineral claims					2.50%
Percentage of property subject to net smelter return royalty payable					96.00%
Percentage of net smelter returns royalty on the balance of claims					1.00%
Bottom of Range [member] | Gold Fields Toodoggone Exploration Corporation [Member]
Statement Line Items [Line Items]
Royalty payments					$ 2,500,000
Percentage of net profits interest royalty retained on mineral claims					1.25%
IKE Project [Member]
Statement Line Items [Line Items]
Ownership interest percentage	100.00%		60.00%
Royalty obligation percentage	1.00%
Royalty payments	$ 2,000,000
Additional royalty percentage	2.00%
Common shares issued	500,000
Royalty, description	Other claims within the project are subject to a 2% NSR royalty which can be purchased for $2 million and in addition there is an underlying 2.5% NSR royalty on certain mineral claims, which can be purchased at any time for $1.5 million less any amount of royalty already paid.
Capped royalty	$ 5,000,000
IKE Project [Member] | Holders [Member]
Statement Line Items [Line Items]
Royalty obligation percentage	2.00%
Royalty payments	$ 25,000
IKE Project [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Royalty payments	$ 4,000,000
IKE Agreement [Member]
Statement Line Items [Line Items]
Gross amount of cost of recovery offsetting the expenditures incurred					$ (1,645,196)	(3,244,596)
Advanced contributions received					92,240
Purchase Agreement [Member] | JOY Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage				100.00%
Capped royalty				$ 3,500,000
Direct acquisition costs				$ 335,299
Purchase Agreement [Member] | DUKE Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage				100.00%
Direct acquisition costs				$ 168,996
JOY Agreement [Member]
Statement Line Items [Line Items]
Advanced contributions received					96,781
Gross amount of cost of recovery offsetting the expenditures incurred					$ 2,893,408	$ 2,952,141
JOY Project [Member]
Statement Line Items [Line Items]
Ownership interest percentage	100.00%
GFTEC Agreement [Member]
Statement Line Items [Line Items]
Termination payment, description					If the Company does not exercise the option or terminates the GFTEC Agreement at any time during the four-year option period, then it may be required to make a termination payment to GFTEC. The level of termination payment, if any, varies with the year of termination and the amount of any exploration expenditures completed, from a low of no payment to an absolute maximum of $1,375,000 in the event that no exploration work is done by the Company.
Termination payment					$ 1,375,000